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                                U.S. Equity Fund

                               SEMI-ANNUAL REPORT

                                 April 30, 1998

                       THE 59 WALL STREET U.S. EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 1998
                                   (unaudited)

Shares                                                                  Value
------                                                               -----------

         COMMON STOCKS (98.9%)

         AEROSPACE/DEFENSE (3.4%)
21,028   Boeing Co.................................................  $ 1,052,714
30,000   Rockwell Intl. Corp.......................................    1,678,125
                                                                     -----------
                                                                       2,730,839
                                                                     -----------

         APPLIANCES (1.6%)
50,000   Sunbeam Corp..............................................    1,256,250
                                                                     -----------

         BANKING (2.5%)
25,000   SunTrust Banks, Inc.......................................    2,035,938
                                                                     -----------

         COMPUTER RELATED (8.7%)
38,000   3Com Corp.*...............................................    1,302,688
15,000   Cisco Systems, Inc.*......................................    1,099,219
30,000   Hewlett-Packard Co........................................    2,259,374
20,000   International Business Machines Corp......................    2,317,500
                                                                     -----------
                                                                       6,978,781
                                                                     -----------

         COMPUTER SERVICES (2.2%)
30,750   Computer Associates International, Inc....................    1,800,797
                                                                     -----------

         COMPUTER SOFTWARE (6.5%)
19,000   Automatic Data Processing, Inc............................    1,271,813
46,500   Bay Networks, Inc.* ......................................    1,089,844
55,500   Cadence Design Systems, Inc.*.............................    2,015,343
20,000   Electric Data Systems Corp................................      860,000
                                                                     -----------
                                                                       5,237,000
                                                                     -----------

         COSMETICS & TOILETRIES (1.7%)
17,000   Avon Products, Inc........................................    1,397,188
                                                                     -----------

         ELECTRIC POWER (0.8%)
17,000   DTE Energy Co.............................................      666,188
                                                                     -----------

         ELECTRICAL EQUIPMENT (2.2%)
21,000   General Electric Co.......................................    1,787,625
                                                                     -----------

         ELECTRONIC TECHNOLOGY (2.1%)
38,000   Stratus Computer, Inc*. ..................................    1,655,375
                                                                     -----------

         EXPLORATION/DRILLING (3.1%)
28,000   Nobel Affiliates, Inc.....................................    1,207,500
54,000   Union Pacific Resources Group Inc. .......................    1,289,250
                                                                     -----------
                                                                       2,496,750
                                                                     -----------

         FINANCE (2.5%)
 2,369   Security Capital Group (Warrants).........................        6,663
90,000   Security Capital Pacific Trust............................    2,013,750
                                                                     -----------
                                                                       2,020,413
                                                                     -----------

         FINANCIAL SERVICES (7.1%)
36,000   Fannie Mae................................................    2,155,500
21,000   PMI Group, Inc. (The).....................................    1,706,250
30,000   Travelers Group Inc.......................................    1,835,624
                                                                     -----------
                                                                       5,697,374
                                                                     -----------

         FOOD & BEVERAGES (6.7%)
39,000   Heinz (H.J.) Co...........................................    2,125,500
38,000   PepsiCo, Inc..............................................    1,508,125
33,000   Quaker Oats Co............................................    1,716,000
                                                                     -----------
                                                                       5,349,625
                                                                     -----------

         INSURANCE (3.4%)
35,000   Everest Reinsurance Holdings, Inc. .......................    1,443,750
43,000   UICI*.....................................................    1,241,625
                                                                     -----------
                                                                       2,685,375
                                                                     -----------

         MACHINERY/EQUIPMENT (3.9%)
25,200   Deere & Co................................................    1,472,625
24,000   Sundstrand Corp...........................................    1,657,500
                                                                     -----------
                                                                       3,130,125
                                                                     -----------

         MEDIA (4.9%)
50,000   Cox Communications, Inc.*.................................    2,231,250
22,000   Time Warner Inc...........................................    1,727,000
                                                                     -----------
                                                                       3,958,250
                                                                     -----------

         MEDICAL SUPPLIES & SERVICES (7.3%)
32,000   Bausch & Lomb Inc.........................................    1,582,000
20,000   Baxter International Inc..................................    1,108,750
30,000   Beckman Coulter Inc.......................................    1,670,624
28,000   Medtronic, Inc............................................    1,473,500
                                                                     -----------
                                                                       5,834,874
                                                                     -----------

                       THE 59 WALL STREET U.S. EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                           April 30, 1998 (continued)
                                   (unaudited)

Shares                                                                  Value
------                                                               -----------

         NATURAL GAS (3.2%)
10,000   Consolidated Natural Gas Co...............................  $   575,000
53,000   MCN Energy Group Inc......................................    2,000,750
                                                                     -----------
                                                                       2,575,750
                                                                     -----------

         OIL (4.1%)
24,000   Amoco Corp................................................    1,062,000
20,000   Halliburton Co............................................    1,100,000
14,600   Mobil Corp................................................    1,153,400
                                                                     -----------
                                                                       3,315,400
                                                                     -----------

         PAPER/FOREST PRODUCTS (3.6%)
23,000   Bowater Inc...............................................    1,286,563
13,000   Consolidated Papers, Inc..................................      860,437
20,000   Willamette Industries, Inc................................      776,250
                                                                     -----------
                                                                       2,923,250
                                                                     -----------

         PHARMACEUTICALS (2.4%)
28,000   Lilly (Eli) & Co..........................................    1,947,750
                                                                     -----------

         RECREATION (2.2%)
14,000   Walt Disney Co. (The).....................................    1,740,375
                                                                     -----------

         RESTAURANT/LODGING (1.6%)
40,000   Hilton Hotels Corp........................................    1,277,500
                                                                     -----------

         RETAIL (9.4%)
50,000   Borders Group, Inc.*......................................    1,606,250
47,000   Costco Companies, Inc.*...................................    2,623,188
25,000   Lowe's Companies, Inc.....................................    1,748,438
56,000   Toys "R" Us, Inc.*........................................    1,543,500
                                                                     -----------
                                                                       7,521,376
                                                                     -----------

         TELECOMMUNICATIONS (1.8%)
33,600   WorldCom, Inc.*...........................................    1,437,450
                                                                     -----------

TOTAL INVESTMENTS (identified cost $49,584,530) (a) ...     98.9%    $79,457,618
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ........      1.1         874,740
                                                           -----     -----------
NET ASSETS  ...........................................    100.0%    $80,332,358
                                                           =====     ===========

----------
*     Non-income producing security

(a) The aggregate cost for federal income tax purposes is $49,584,530, the aggregate gross unrealized appreciation is $30,474,386, and the aggregate gross unrealized depreciation is $601,298, resulting in net unrealized appreciation of $29,873,088.

                       See Notes to Financial Statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1998
                                   (unaudited)

ASSETS:
  Investments in securities, at value (identified
    cost $49,584,530) (Note 1) ...............................       $79,457,618
  Cash .......................................................         2,122,264
  Receivables for:
    Investments sold .........................................           117,331
    Capital stock sold .......................................            27,043
    Dividends ................................................            24,994
                                                                     -----------
        Total Assets .........................................        81,749,250
                                                                     -----------

LIABILITIES:
  Payables for:
    Capital stock redeemed ...................................         1,307,168
    Investment advisory fee (Note 2) .........................            43,731
    Shareholder servicing/Eligible
      institution fees (Note 2) ..............................            16,820
    Administrative fee (Note 2) ..............................            10,092
    Accrued expenses and other liabilities ...................            39,081
                                                                     -----------
        Total Liabilities ....................................         1,416,892
                                                                     -----------

NET ASSETS ...................................................       $80,332,358
                                                                     ===========

Net Assets Consist of:
  Paid-in capital ............................................       $48,283,353
  Accumulated undistributed net investment income ............            12,058
  Accumulated net realized gain on investments ...............         2,163,859
  Net unrealized appreciation ................................        29,873,088
                                                                     -----------

Net Assets ...................................................       $80,332,358
                                                                     ===========

NET ASSET VALUE AND OFFERING PRICE PER SHARE
    ($80,332,358 / 1,420,008 shares)..........................            $56.57
                                                                          ======

                       See Notes to Financial Statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1998
                                   (unaudited)

INVESTMENT INCOME:
  Income:
    Dividends .................................................     $   419,667
                                                                    -----------
  Expenses:
    Investment advisory fees (Note 2) .........................         241,355
    Administrative fee (Note 2) ...............................          55,697
    Shareholder servicing/Eligible
      institution fees (Note 2) ...............................          92,928
    Director's fees and expenses (Note 2) .....................           4,305
    Custodian fee .............................................          20,749
    Miscellaneous expenses ....................................          31,477
                                                                    -----------
        Total Expenses ........................................         446,511
          Fees paid indirectly (Note 3) .......................         (20,749)
                                                                    -----------
          Net expenses ........................................         425,762
                                                                    -----------
        Net Investment Loss ...................................          (6,095)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
  Net realized gain on investments ............................       2,189,244
  Net change in unrealized appreciation on investments ........       7,606,588
                                                                    -----------

      Net Realized and Unrealized Gain ........................       9,795,832
                                                                    -----------
  Net Increase in Net Assets Resulting from Operations ........     $ 9,789,737
                                                                    ===========

                       See Notes to Financial Statements.

                      THE 59 WALL STREET U. S. EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS



                                                For the six
                                               months ended
                                              April 30, 1998  For the year ended
                                                (unaudited)    October 31, 1997
                                              --------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
      Net investment (loss) income .........   $     (6,095)    $    139,682
      Net realized gain on investments .....      2,189,244        4,907,031
      Net change in unrealized
        appreciation on investments ........      7,606,588       10,671,447
                                               ------------     ------------
          Net increase in net assets
           resulting from operations .......      9,789,737       15,718,160
                                               ------------     ------------

  Dividends and distributions declared
      (Note 1):
      From net investment income ...........           --           (173,313)
      In excess of net investment income ...           --            (60,926)
      From net realized gains ..............     (4,159,510)      (2,197,030)
                                               ------------     ------------
          Total dividends and distributions
            declared .......................     (4,159,510)      (2,431,269)
                                               ------------     ------------

  Capital stock transactions (Note 4):
      Net proceeds from sales of
         capital stock .....................     12,165,550       14,116,589
      Net asset value of capital stock
         issued to shareholders in
         reinvestment of dividends
         and distributions .................        260,055        1,586,012
      Net cost of capital stock redeemed ...     (6,768,058)     (10,717,604)
                                               ------------     ------------
         Net increase in net assets
           resulting from capital
           stock transactions ..............      5,657,547        4,984,997
                                               ------------     ------------

            Total increase in net assets ...     11,287,774       18,271,888

NET ASSETS:
  Beginning of period ......................     69,044,584       50,772,696
                                               ------------     ------------
  End of period (including undistributed
      net investment income of $12,058
      and $18,153, respectively) ...........   $ 80,332,358     $ 69,044,584
                                               ============     ============

                       See Notes to Financial Statements.

                      THE 59 WALL STREET U. S. EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period

                                                  For the six
                                                  months ended                For the years ended October 31,
                                                 April 30, 1998  -------------------------------------------------------
                                                  (unaudited)     1997        1996        1995         1994        1993
                                                 -----------------------------------------------------------------------

Net asset value, beginning of period.............   $52.73       $42.30      $36.46      $29.84       $28.80      $25.77

Income from investment operations:
  Net investment income..........................    (0.01)        0.21        0.16        0.26         0.26        0.28
  Net realized and unrealized gain ..............     6.97        12.22        6.75        7.15         1.05        3.04

Less dividends and distributions (Note 1):
  From net investment income.....................      --         (0.14)      (0.20)      (0.28)       (0.17)      (0.29)
  In excess of net investment income.............      --         (0.05)        --          --           --          --
  Net realized gains ............................    (3.12)       (1.81)      (0.87)      (0.51)       (0.10)        --
                                                    ------       ------      ------      ------       ------      ------
Net asset value, end of period...................   $56.57       $52.73      $42.30      $36.46       $29.84      $28.80
                                                    ======       ======      ======      ======       ======      ======
Total Return ....................................    13.96%       30.29%      19.32%      25.50%        4.61%      12.91%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)......  $80,332      $69,045    $ 50,773    $ 32,000     $ 22,124     $10,992
  Expenses as a percentage of average
      net assets:
    Expenses paid by Fund........................     1.15%(1,2)   1.20%(1)    1.20%(1)    1.20%(1)     1.20%(1)    1.20%(1)
    Expense offset...............................     0.05%(2)     0.02%        n/a         n/a          n/a         n/a
                                                    ------       ------      ------      ------       ------      ------
        Total expenses...........................     1.20%(2)     1.22%       1.20%       1.20%        1.20%       1.20%

  Ratio of net investment income to
      average net assets ........................    (0.02)%(2)    0.23%       0.40%       0.84%        1.06%       1.07%
  Portfolio turnover rate........................        9%          37%         42%         69%          61%         52%
  Average commission rate paid
     per share...................................  $0.0600      $0.0731     $0.0800     $0.0800          --          --

--------------
(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would have been as follows:

       Ratio of expenses to average
          net assets............................       N/A         1.16%       1.21%       1.28%        1.46%       2.09%
       Total return.............................       N/A        30.33%      19.31%      25.42%        4.35%      12.02%

      Furthermore, the ratio of expenses to average net assets for the year ended October 31, 1997, 1996 and 1995 reflect fees paid with brokerage commission and fees reduced in connection with specific arrangements. Had these arrangements not been in place, the ratio would have been 1.18%, 1.30% and 1.38%, respectively.

(2)   Annualized

                       See Notes to Financial Statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street U.S. Equity Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on July 23, 1992.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

            B. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards These timing differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

            D. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are paid semi-annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

                       THE 59 WALL STREET U.S. EQUITY FUND

                                   (unaudited)

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Corporation has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets. For the six months ended April 30, 1998, the Fund incurred $241,355 for investment advisory services.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 1998, the Fund incurred $55,697 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the average daily net assets of the Fund. For the six months ended April 30, 1998, the Fund incurred $92,928 for shareholder servicing/eligible institution services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 1998 the Fund incurred $ 4,305 for these fees.

      3. Investment Transactions. For the six months ended April 30, 1998, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $7,427,254 and $5,531,365, respectively. For that same period, the Fund paid brokerage commissions of $4,428 to Brown Brothers Harriman & Co. for transactions executed on its behalf. Custody fees for the Fund paid pursuant to the expense payment agreement were reduced by $20,749 as a result of an expense offset arrangement with the Fund's custodian.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $0.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                        For the six months    For the year ended
                                       ended April 30, 1998    October 31, 1997
                                        -------------------    -----------------
Capital stock sold....................        230,073               297,331
Capital stock issued in connection
  with reinvestment of dividends
  and distributions...................          5,191                35,562
Capital stock repurchased.............       (124,734)             (223,618)
                                             --------              --------
Net increase..........................        110,530               109,275
                                             ========              ========

The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This  report  is  submitted  for  the  general   information  of
shareholders  and  is  not   authorized   for   distribution  to
prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.